As filed with the Securities and Exchange Commission on July 6, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22732

Recon Capital Series Trust
(Exact name of registrant as specified in charter)

145 Mason Street, 2nd Floor

Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Garrett Paolella

President/Chief Executive Officer

Recon Capital Series Trust

145 Mason Street, 2nd Floor

Greenwich, CT 06830
(Name and address of agent for service)

(844) 723-8637

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Report to Stockholders.

Semi-Annual Report

April 30, 2016
Unaudited

Recon Capital Series Trust

Recon Capital Series Trust, formerly ETF Series Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of two investment portfolios. These financial statements relate to the Recon Capital DAX Germany ETF (“DAX”) and Recon Capital NASDAQ 100 Covered Call ETF (“QYLD”) (each a “Fund” and collectively, the “Funds”).

DAX® is a registered trademark of Deutsche Börse AG and has been licensed for use by Recon Capital Partners, LLC and the Recon Capital DAX Germany ETF. The Fund is not sponsored, endorsed, issued, sold or promoted by Deutsche Börse AG, nor does this company make any representation regarding the advisability of investing in the Fund.

NASDAQ 100® is a registered trademark of The NASDAQ Stock Market, Inc. and has been licensed for use by Recon Capital Partners, LLC and the Recon Capital NASDAQ 100® Covered Call ETF. The Fund is not sponsored, endorsed, issued, sold or promoted by NASDAQ, nor does this company make any representation regarding the advisability of investing in the Fund.

The financial statements contained herein are submitted for the general information of the shareholders of each Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Foreside Fund Services, LLC, distributor.

An investment in each Fund is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Funds are detailed in the prospectus which include: stock market risk, index risk, tracking error risk, replication management risk, market price risk and trading halts risk.

Shares are bought and sold at market price (not NAV), are not individually redeemable, and owners of the shares may acquire those shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only.

TABLE OF CONTENTS
April 30, 2016 (unaudited)

Page(s)
Shareholder Expense Example	3
Portfolios of Investments	4
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	19

Shareholder Expense Example
April 30, 2016 (Unaudited)

As a shareholder of the Recon Capital DAX Germany ETF or Recon Capital NASDAQ 100 Covered Call ETF, you incur a unitary management fee. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (from November 1, 2015 to April 30, 2016).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios During the Period 11/01/15 to 04/30/16	Expenses Paid During Period** 11/01/15 to 04/30/16
Recon Capital DAX Germany ETF
Actual	$1,000.00	$ 956.60	0.45%	$2.19
Hypothetical*	$1,000.00	$1,022.63	0.45%	$2.26
Recon Capital NASDAQ 100 Covered Call ETF
Actual	$1,000.00	$ 962.80	0.60%	$2.93
Hypothetical*	$1,000.00	$1,021.88	0.60%	$3.02

*	5% return before expenses.
**	Expenses are calculated using the most recent expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments — Recon Capital DAX Germany ETF
April 30, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 92.2%
Consumer Discretionary — 16.6%
adidas AG	2,741	$353,495
Bayerische Motoren Werke AG	4,429	408,355
Continental AG	1,494	328,197
Daimler AG	14,400	1,000,957
ProSiebenSat.1 Media SE	2,956	150,729
		2,241,733

Consumer Staples — 0.9%
Beiersdorf AG	1,354	121,521

Financials — 17.6%
Allianz SE	6,225	1,056,988
Commerzbank AG	14,587	136,330
Deutsche Bank AG	19,027	358,922
Deutsche Boerse AG	2,580	211,843
Muenchener Rueckversicherungs-
Gesellschaft AG	2,236	414,752
Vonovia SE	5,923	199,344
		2,378,179

Health Care — 15.9%
Bayer AG	11,500	1,327,024
Fresenius Medical Care AG & Co. KGaA	2,913	252,731
Fresenius SE & Co. KGaA	5,535	402,684
Merck KGaA	1,784	167,693
		2,150,132

Industrials — 11.8%
Deutsche Lufthansa AG	6,407	99,506
Deutsche Post AG	13,233	388,609
Siemens AG	10,600	1,106,256
		1,594,371

Information Technology — 9.2%
Infineon Technologies AG	15,523	220,906
SAP SE	13,168	1,030,395
		1,251,301

Materials — 12.6%
BASF SE	12,500	1,032,957
HeidelbergCement AG	1,913	170,003
Linde AG	2,400	366,694
ThyssenKrupp AG	6,009	139,781
		1,709,435

Security Description	Shares	Fair Value
Common Stocks (continued)
Telecommunication Services — 4.8%
Deutsche Telekom AG	37,000	$647,744
Utilities — 2.8%
E.ON SE	27,700	285,820
RWE AG*	6,665	99,582
		385,402
TOTAL COMMON STOCKS
(Cost $14,276,555)		12,479,818
Preferred Stocks — 4.7%
Consumer Discretionary — 2.7%
Volkswagen AG	2,526	365,838
Consumer Staples — 2.0%
Henkel AG & Co. KGaA	2,408	274,916
TOTAL PREFERRED STOCKS
(Cost $626,648)		640,754
TOTAL INVESTMENTS — 96.9%
(Cost $14,903,203)		13,120,572
Other Assets in Excess of Liabilities — 3.1%		421,268
Total Net Assets — 100.0%		$13,541,840

*	Non-income producing security.

Glossary:

AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.

KGaA — Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.

SE — SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation (as of April 30, 2016)
Consumer Discretionary	19.3%
Financials	17.6
Health Care	15.9
Materials	12.6
Industrials	11.8
Information Technology	9.2
Telecommunication Services	4.8
Consumer Staples	2.9
Utilities	2.8
Total Investments	96.9
Other Assets in Excess of Liabilities	3.1
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF
April 30, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 98.4%†
Consumer Discretionary — 21.1%
Amazon.com, Inc.*	3,989	$2,631,105
Bed Bath & Beyond, Inc.*	1,387	65,494
Charter Communications, Inc. Class A*	952	202,052
Comcast Corp. Class A	20,612	1,252,385
Ctrip.com International Ltd.*(a)	2,907	126,774
Discovery Communications, Inc. Class A*	1,257	34,329
Discovery Communications, Inc. Class C*	2,147	57,497
DISH Network Corp. Class A*	1,913	94,292
Dollar Tree, Inc.*	1,990	158,623
Expedia, Inc.	1,166	134,988
JD.com, Inc.*(a)	7,392	188,940
Liberty Global PLC Class A*	2,143	80,855
Liberty Global PLC Class C*	4,929	180,401
Liberty Interactive Corp. Series A*	3,883	101,735
Liberty Media Group Series A*	215	3,930
Liberty Media Group Series C*	469	8,442
Liberty Braves Group Series A*	86	1,343
Liberty Braves Group Series C*	188	2,805
Liberty Ventures Series A*	1,133	45,320
Marriott International, Inc. Class A	2,155	151,044
Mattel, Inc.	2,880	89,539
Netflix, Inc.*	3,627	326,539
Norwegian Cruise Line Holdings Ltd.*	1,925	94,113
O'Reilly Automotive, Inc.*	825	216,711
Priceline Group, Inc.*	422	567,025
Ross Stores, Inc.	3,438	195,210
Sirius XM Holdings, Inc.*	43,175	170,541
Starbucks Corp.	12,523	704,168
Tesla Motors, Inc.*	1,119	269,410
Tractor Supply Co.	1,133	107,250
TripAdvisor, Inc.*	1,122	72,470
Twenty-First Century Fox, Inc. Class A	9,485	287,016
Twenty-First Century Fox, Inc. Class B	6,765	203,762
Ulta Salon Cosmetics & Fragrance, Inc.*	542	112,888
Viacom, Inc. Class B	2,946	120,491
		9,059,487

Consumer Staples — 6.9%
Costco Wholesale Corp.	3,725	551,784
Kraft Heinz Co.	10,280	802,560
Mondelez International, Inc. Class A	13,291	570,981
Monster Beverage Corp.*	1,719	247,914
Walgreens Boots Alliance, Inc.	9,138	724,461
Whole Foods Market, Inc.	2,752	80,028
		2,977,728

Health Care — 12.8%
Alexion Pharmaceuticals, Inc.*	1,912	266,303
Amgen, Inc.	6,372	1,008,688
Biogen, Inc.*	1,853	509,556
BioMarin Pharmaceutical, Inc.*	1,369	115,927
Celgene Corp.*	6,624	684,988
Cerner Corp.*	2,879	161,627
Endo International PLC*	1,883	50,841
Express Scripts Holding Co.*	5,662	417,459
Gilead Sciences, Inc.	11,583	1,021,736
Illumina, Inc.*	1,241	167,523
Incyte Corp.*	1,587	114,693
Intuitive Surgical, Inc.*	316	197,930

Security Description	Shares	Fair Value
Common Stocks (continued)
Health Care (continued)
Mylan NV*	4,158	$173,430
Regeneron Pharmaceuticals, Inc.*	871	328,114
Henry Schein, Inc.*	694	117,078
Vertex Pharmaceuticals, Inc.*	2,088	176,102
		5,511,995

Industrials — 2.0%
American Airlines Group, Inc.	5,110	177,266
CSX Corp.	8,161	222,550
Fastenal Co.	2,444	114,355
PACCAR, Inc.	2,977	175,375
Stericycle, Inc.*	716	68,421
Verisk Analytics, Inc.*	1,425	110,552
		868,519

Information Technology — 54.4%
Activision Blizzard, Inc.	6,223	214,507
Adobe Systems, Inc.*	4,222	397,797
Akamai Technologies, Inc.*	1,496	76,281
Alphabet, Inc. Class A*	2,479	1,754,834
Alphabet, Inc. Class C*	2,926	2,027,747
Analog Devices, Inc.	2,625	147,840
Apple, Inc.	46,975	4,403,436
Applied Materials, Inc.	9,582	196,143
Autodesk, Inc.*	1,903	113,837
Automatic Data Processing, Inc.	3,877	342,882
Baidu, Inc.* (a)	2,296	446,113
Broadcom Ltd.	3,311	482,578
CA, Inc.	3,531	104,729
Check Point Software Technologies Ltd.*	1,530	126,791
Cisco Systems, Inc.	42,636	1,172,064
Citrix Systems, Inc.*	1,306	106,883
Cognizant Technology Solutions Corp.
Class A*	5,161	301,248
eBay, Inc.*	9,988	244,007
Electronic Arts, Inc.*	2,618	161,923
Facebook, Inc. Class A*	19,443	2,286,108
Fiserv, Inc.*	1,889	184,593
Intel Corp.	40,024	1,211,927
Intuit, Inc.	2,175	219,436
Lam Research Corp.	1,347	102,911
Linear Technology Corp.	2,015	89,627
Maxim Integrated Products, Inc.	2,423	86,550
Micron Technology, Inc.*	8,791	94,503
Microsoft Corp.	67,011	3,341,839
NetApp, Inc.	2,477	58,556
NetEase, Inc. (a)	638	89,767
NVIDIA Corp.	4,559	161,981
NXP Semiconductors NV*	2,930	249,870
Paychex, Inc.	3,057	159,331
PayPal Holdings, Inc.*	10,359	405,866
QUALCOMM, Inc.	12,667	639,937
Seagate Technology PLC	2,513	54,708
Skyworks Solutions, Inc.	1,617	108,048
Symantec Corp.	5,526	91,980
Texas Instruments, Inc.	8,517	485,810
Western Digital Corp.	1,978	80,831
Xilinx, Inc.	2,164	93,225
Yahoo!, Inc.*	8,023	293,642
		23,412,686

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF (concluded)
April 30, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Telecommunication Services — 1.2%
SBA Communications Corp. Class A*	1,063	$109,532
T-Mobile US, Inc.*	6,933	272,328
Vodafone Group PLC (a)	3,287	107,616
		489,476

TOTAL COMMON STOCKS
(Cost $41,694,984)		42,319,891
TOTAL INVESTMENTS — 98.4%
(Cost $41,694,984)		42,319,891
Other Assets in Excess of Liabilities — 1.6%		696,959
Total Net Assets — 100.0%		$43,016,850

Number of Contracts
Options Written — (0.1)%
NDX Call, Expires 05/20/2016,
Strike Price $4,575	97	$(26,433)
(Premiums Received $619,455)

*	Non-income producing security.
†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at April 30, 2016 was $42,319,891.
(a)	American Depositary Receipts.

Glossary:
Ltd. — Private Limited Company.
PLC — Public Limited Company.

Sector Allocation (as of April 30, 2016)
Information Technology	54.4%
Consumer Discretionary	21.1
Health Care	12.8
Consumer Staples	6.9
Industrials	2.0
Telecommunication Services	1.2
Total Investments	98.4
Other Assets in Excess of Liabilities	1.6
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Recon Capital DAX Germany ETF	Recon Capital NASDAQ 100 Covered Call ETF
Assets:
Investments, at cost	$14,903,203	$41,694,984
Investments, at value (Note 2)	$13,120,572	$42,319,891
Cash	420,138	736,765
Receivables:
Fund shares sold	—	—
Dividends and interest	3,698	7,002
Reclaims	2,375	—
Total Assets	13,546,783	43,063,658

Liabilities:
Payables:
Accrued Advisory fees	4,943	20,375
Options written, at value (premiums received $— and $619,455)	—	26,433
Total Liabilities	4,943	46,808
Net Assets	$13,541,840	$43,016,850

Net Assets Consist of:
Paid-in capital	$15,743,047	$46,064,533
Undistributed (accumulated) net investment income (loss)	66,447	(1,612,185)
Accumulated net realized gain (loss) on investments, options written
and foreign currency translation	(485,097)	(2,653,427)
Net unrealized appreciation (depreciation) on investments, options
written and foreign currency transactions	(1,782,557)	1,217,929
Net Assets	$13,541,840	$43,016,850

Shares outstanding (unlimited number of shares of beneficial
interest authorized, without par value)	550,000	2,000,000
Net asset value, per share	$24.62	$21.51

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Period Ended April 30, 2016 (Unaudited)

	Recon Capital DAX Germany ETF	Recon Capital NASDAQ 100 Covered Call ETF
Investment Income:
Dividend income[1]	$97,027	$230,958

Expenses:
Advisory fees	30,584	99,381
Net Investment Income (Loss)	66,443	131,577

Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(173,489)	(681,430)
Options written	—	(624,111)
In-kind transactions	(164,069)	—
Foreign currency translations	(3,638)	—
Total realized gain (loss)	(341,196)	(1,305,541)

Net change in unrealized appreciation (depreciation) on:
Investments	(466,569)	(1,413,508)
Options written	—	1,283,551
Foreign currency translations	74	—
Net change in unrealized appreciation (depreciation)	(466,495)	(129,957)
Net realized and unrealized gain (loss) on investments,
options written and foreign currency translation	(807,691)	(1,435,498)
Net increase (decrease) in net assets resulting from operations	$(741,248)	$(1,303,921)
Foreign tax withheld	$(27,833)	$(75)

1	Net of Foreign tax withheld.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Recon Capital DAX Germany ETF		Recon Capital NASDAQ 100 Covered Call ETF
	For the Period Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Period Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Investment Operations
Net investment income (loss)	$66,443	$498,916	$131,577	$115,620
Net realized gain (loss) on investments,
options written and foreign currency
transactions	(341,196)	684,884	(1,305,541)	188,153
Net change in unrealized appreciation
(depreciation) on investments, options
written and foreign currency translation	(466,495)	(1,672,671)	(129,957)	1,155,480
Net increase (decrease) in net assets resulting
from operations	(741,248)	(488,871)	(1,303,921)	1,459,253

Distributions to Shareholders from:
Net investment income	(47,502)	(450,000)	(1,743,762)	(1,395,501)
Return of capital	—	—	—	(212,996)
Total distributions	(47,502)	(450,000)	(1,743,762)	(1,608,497)

Shareholder Transactions:
Proceeds from shares sold	—	33,407,232	23,727,302	16,307,129
Cost of shares redeemed	(1,163,350)	(29,840,563)	—	(5,842,309)
Net increase in net assets resulting from
shareholder transactions	(1,163,350)	3,566,669	23,727,302	10,464,820
Net increase in net assets	(1,952,100)	2,627,798	20,679,619	10,315,576

Net Assets:
Beginning of period	15,493,940	12,866,142	22,337,231	12,021,655
End of period	$13,541,840	$15,493,940	$43,016,850	$22,337,231
Including undistributed net investment
income as follows:	$66,447	$47,506	$(1,612,185)	$—

Changes in Shares Outstanding:
Shares outstanding, beginning of period	600,000	500,000	950,000	500,000
Shares sold	—	1,200,000	1,050,000	700,000
Shares redeemed	(50,000)	(1,100,000)	—	(250,000)
Shares outstanding, end of period	550,000	600,000	2,000,000	950,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Recon Capital DAX Germany ETF

	For the Period Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Period October 23, 2014[1] Through October 31, 2014
For A Share Outstanding Throughout the Periods Presented:
Net asset value, beginning of period	$25.82	$25.73	$25.00

Investment operations:
Net investment income (loss)[2]	0.12	0.73	— [3]
Net realized and unrealized gain on investments
and foreign currency translation	(1.24)	(0.37)	0.73
Total from investment operations	(1.12)	0.36	0.73

Distributions from:
Net investment income	(0.08)	(0.27)	—
Total distribution to shareholders	(0.08)	(0.27)	—
Net asset value, end of period	$24.62	$25.82	$25.73

Total Return[4]	(4.34)%	1.34%	2.92%
Net assets, end of period (000’s omitted)	$13,542	$15,494	$12,866

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.45%[5]	0.45%	0.45%[5]
Net investment income (loss)	0.97%[5]	2.70%	(0.45)%[5]
Portfolio turnover rate[6]	10%[7]	9%	0%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Amount is less than $(0.005).
4	Total return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Recon Capital NASDAQ 100 Covered Call ETF

	For the Period Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Period December 12, 2013[1] Through October 31, 2014
For a Share Outstanding Throughout the Periods Presented:
Net asset value, beginning of period	$23.51	$24.04	$25.00

Investment operations:
Net investment income[2]	0.09	0.16	0.16
Net realized and unrealized gain on investments and options written	(0.95)	1.47	1.11
Total from investment operations	(0.86)	1.63	1.27

Distributions from:
Net investment income	(1.14)	(1.92)	(0.35)
Return of capital	—	(0.24)	(1.88)
Total distribution to shareholders	(1.14)	(2.16)	(2.23)
Net asset value, end of period	$21.51	$23.51	$24.04

Total Return[3]	(3.76)%	7.25%	5.11%
Net assets, end of period (000’s omitted)	$43,017	$22,337	$12,022

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.60%[4]	0.60%	0.60%[4]
Net investment income	0.79%[4]	0.67%	0.74%[4]
Portfolio turnover rate[5]	8%[6]	13%	18%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
April 30, 2016 (Unaudited)

1. ORGANIZATION

Recon Capital Series Trust, formerly ETF Series Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of two investment portfolios. These financial statements relate to the Recon Capital NASDAQ 100 Covered Call ETF and Recon Capital DAX Germany ETF (each a “Fund” and collectively, “Funds”), which are series of the Trust. The Funds are classified as non-diversified, open-end, management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). The Funds commenced operations on December 12, 2013 and October 23, 2014 respectively.

Recon Capital NASDAQ 100 Covered Call ETF seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100® Buy Write V2 Index (the “Buy Write Index”). The Buy Write Index measures the total return of a portfolio consisting of common stocks of the 100 companies included in the NASDAQ-100® Index and call options systematically written on those securities through a “buy-write” or covered call strategy. A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the NASDAQ-100® Index) and sells covered call options that correspond to that basket of stocks.

Recon Capital DAX Germany ETF seeks to provide investment results using a passive or indexing investment approach that will closely correspond, before fees and expenses, generally to the price and yield performance of the DAX® Index (“DAX® Index”). The DAX® Index tracks the segment of the largest and most actively traded companies — known as blue chips — on the German equities market. It contains the shares of the 30 largest German companies in terms of liquidity and market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The 30 stocks contained in the Index represents about 80% of the market capitalization listed in Germany.

2. SIGNIFICANT ACCOUNTING POLICIES

These Funds follow the accounting and reporting guidelines in FASB Accounting standard codification 946.

Use of Estimates

These financial statements are prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Securities Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. If there has been no sale or official closing price for a particular security on a particular day, one of the factors that a Fund will use to estimate the market price of that security is the midpoint of the bid/ask price of that security. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

Fair Value Measurement

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2016 in valuing the Funds’ assets and liabilities carried at fair value:

Recon Capital DAX Germany ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$12,479,818	$—	$—	$12,479,818
Preferred Stocks	640,754	—	—	640,754
Total	$13,120,572	$—	$—	$13,120,572

Recon Capital NASDAQ 100 Covered Call ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$42,319,891	$—	$—	$42,319,891
Liabilities
Other Financial Instruments:
Options Written*	—	26,433	—	26,433
Total	$42,319,891	$26,433	$—	$42,346,324

†	See the Portfolio of Investments for breakdown by sector.
*	Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. It is the Funds’ policy to recognize transfers into and out of all levels at the beginning of the reporting period. There were no transfers between levels during the period.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market fund. Cash and cash equivalents are carried at cost which approximates fair value.

Concentration of Risk

The Funds place cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing each Fund’s net assets by the number of fund shares outstanding.

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the specific identification.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends. Expenses are recognized on the accrual basis.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory and Supervisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) and Supervision Agreement (the “Supervision Agreement”) with Recon Capital Advisors, LLC (the “Adviser”), on behalf of the Funds. Pursuant to the Supervision Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. The Adviser is a wholly-owned subsidiary of Recon Capital Partners, LLC, a Delaware limited liability corporation established in 2011 that serves as investment adviser to high net worth individuals through separately managed accounts and private funds. For its services, Recon Capital DAX Germany ETF and Recon Capital NASDAQ 100 Covered Call ETF pay the Adviser an annual rate of 0.45% and 0.60% respectively of each Fund’s average daily net assets. Such fee, an all-in fee, is accrued daily and paid monthly. It pays for substantially all expenses of the Funds, including the cost of transfer agency, trustees, custody, fund administration, legal, audit, printing and certain administrative, distribution and investment advisory services. The types of Fund expenses that the Adviser is not obligated to pay under the Supervision Agreement are set forth in the Funds’ Prospectus. The advisory fees paid for the period ended April 30, 2016 were $30,584 and $99,381 respectively.

Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor will not distribute shares in less than Creation Units, as defined in Note 4, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

The Board has adopted a distribution and service plan, where the Funds are authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently paid by the Funds and there are no current plans to impose the fees.

Administrator, Custodian, Accounting Agent and Transfer Agent

U.S. Bancorp Fund Services, LLC (“USBFS”) (in each capacity, the “Administrator”, “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreements. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian pursuant to the Custody Agreement.

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Creation Units of the Funds are issued and redeemed generally in exchange for specified securities held by the Funds generally included in the Index and a specified cash payment. The Trust reserves the right to permit or require a “cash” option for creations and redemptions of shares. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchase or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management of the Funds is required to analyze all open tax years (2014 and 2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2016, the cost of investments on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Recon Capital DAX Germany ETF	$14,903,203	$896,760	$(2,679,391)	$(1,782,631)
Recon Capital NASDAQ 100 Covered Call ETF	41,694,984	2,431,126	(1,806,219)	624,907

There were no differences between book and tax basis cost of investments and unrealized appreciation (depreciation) at April 30, 2016.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions) for the period ended April 30, 2016 were:

	Purchases	Sales
Recon Capital DAX Germany ETF	$1,356,855	$1,328,765
Recon Capital NASDAQ 100 Covered Call ETF	2,775,881	5,268,714

Purchases and sales of in-kind transactions for the period ended April 30, 2016 were:

	Purchases	Sales
Recon Capital DAX Germany ETF	$—	$1,162,788
Recon Capital NASDAQ 100 Covered Call ETF	23,692,651	—

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written for the period ended April 30, 2016 were as follows:

	Number of Contracts	Premiums Received
Recon Capital NASDAQ 100 Covered Call ETF
Options outstanding, at beginning of the period	49	$429,611
Options written	502	4,467,966
Options closed	(454)	(4,278,122)
Options outstanding, at end of the period	97	$619,455

Recon Capital NASDAQ 100 Covered Call ETF may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. When the written option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Recon Capital NASDAQ 100 Covered Call ETF invests in derivatives in the form of call options as part of its investment strategy to track the performance of the Buy Write Index. The type of derivatives used by the Recon Capital NASDAQ 100 Covered Call ETF are call options on the NASDAQ-100® Index. Consistent with its investment strategy, the Recon Capital NASDAQ 100 Covered Call ETF wrote (sold) a succession of one-month call options on the Buy Write Index and covered such options by holding the securities underlying the options written. The use of the call options helps the Recon Capital NASDAQ 100 Covered Call ETF track the performance of the Buy Write Index. Recon Capital NASDAQ 100 Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The Recon Capital NASDAQ 100 Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Recon Capital NASDAQ 100 Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Recon Capital NASDAQ 100 Covered Call ETF and the prices of options relating to the securities purchased or sold by the Recon Capital NASDAQ 100 Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Recon Capital NASDAQ 100 Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Recon Capital NASDAQ 100 Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statements of Assets and Liabilities at April 30, 2016, are:

Recon Capital NASDAQ 100 Covered Call ETF

Equity Risk
Liabilities
Options written, at value	$(26,433)
Total Liabilities	$(26,433)

Transactions in derivative instruments reflected on the Statements of Operations during the period were as follows:

Recon Capital NASDAQ 100 Covered Call ETF

Equity Risk
Net Realized Gain (Loss)
Options written	$(624,111)
Net realized gain (loss)	$(624,111)

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

Recon Capital NASDAQ 100 Covered Call ETF

Equity Risk
Change in Unrealized Appreciation (Depreciation)
Options written	$1,283,551
Net unrealized appreciation (depreciation)	$1,283,551

For the period ended April 30, 2016, the monthly average fair value of the written options contracts held by the Recon Capital NASDAQ 100 Covered Call ETF was $707,880.

8. PRINCIPAL RISKS

Each Fund is subject to the principal risks described below, some or all of these risks may adversely affect each Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments.

Foreign Security Risk

Certain of the Funds invest directly or indirectly in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Risks Related to Investing in Germany (Recon Capital DAX Germany ETF)

Germany is a significant exporter to its major trading partners, which are other Western European developed nations and the United States. Therefore, Germany’s economy is dependent on the economies of these other countries. As such, reductions by these countries in spending on German exports could adversely impact the German economy. Many of these Western European developed nations, including Germany, are member states of the EU and Economic and EMU. As a result, these member states are dependent upon one another economically and politically.

During the most recent financial crisis, the German economy, along with certain other EU economies, experienced a significant economic slowdown. Recently, new concerns emerged in relation to the economic health of the EU. These concerns have led to tremendous downward pressure on certain financial institutions, including German financial services companies. During the recent European debt crisis, Germany played a key role in stabilizing the euro. However, such efforts may prove unsuccessful, and any ongoing crisis may continue to significantly affect the economies of every country in Europe, including Germany.

The Recon Capital DAX Germany ETF investment in German issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. The German economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis.

Structural Risk

Germany is subject to risks of social unrest and heavy governmental control, either of which may adversely affect investments in Germany.

Heavy Governmental Control and Regulation

Heavy regulation of labor and product markets is pervasive in Germany. These regulations may at times stifle German economic growth or cause prolonged periods of recession.

Equity Risk

The Funds invest in equity securities. Equity risk is the risk that the value of the securities that the Funds hold will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest.

Index Tracking Risk

While the Funds seek to achieve a high degree of correlation with the Index, each Fund’s return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Notes to Financial Statements (concluded)
April 30, 2016 (Unaudited)

The Recon Capital NASDAQ 100 Covered Call ETF may be unable to write options at the times or at the prices that the Index expects such options to be written. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Counterparty Risk

The Recon Capital NASDAQ 100 Covered Call ETF is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Certain sectors and regions of Germany have experienced high unemployment and labor and social unrest. These issues may cause downturns in the German markets or the German industries or sectors in which the Fund invests.

Currency Risk

Because the Funds NAV are determined in U.S. dollars, each Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Funds may also go up or down quickly and unpredictably and investors may lose money.

Non-U.S. Securities Risk

Investments in the securities of non-U.S. issuers are subject to the risks of investing in the markets where such issuers are located, including heightened risks of inflation or nationalization and market fluctuations caused by economic and political developments.

Passive Management Risk

Because the Funds are not “actively” managed, unless a security is removed from an Index, the Funds generally would not sell the security. Therefore, the Funds may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers.

Non-Diversified Risk

The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds’ performance.

Because the Funds are non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Funds more volatile than more diversified funds.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

Supplemental Information
April 30, 2016 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (844) 723-8637. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.reconfunds.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (844) 723-8637, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.reconfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30 is available by calling toll-free at (844) 723-8637 or by accessing the SEC’s website at www.sec.gov.

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and

•   Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Supplemental Information (concluded)
April 30, 2016 (Unaudited)

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

The table that follows presents information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for the each Fund.

The information shown for the Funds are for the period ended April 30, 2016.

Each line in the table shows the number of trading days in which each Fund traded within the premium/discount range indicated. The number of trading days in the premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV		Market Price Below NAV
Funds	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Recon Capital DAX Germany ETF
October 22, 2014 – April 30, 2016	0 – 49.9	145	37.86%	126	32.90%
	50 – 99.9	34	8.88%	39	10.18%
	100 – 199.9	31	8.09%	5	1.31%
	> 200	2	0.52%	1	0.26%
	Total	212	55.35%	171	44.65%
Recon Capital NASDAQ 100 Covered Call ETF
December 11, 2013 – April 30, 2016	0 – 49.9	368	61.33%	151	25.17%
	50 – 99.9	55	9.17%	7	1.17%
	100 – 199.9	16	2.67%	2	0.33%
	> 200	—	0.00%	1	0.17%
	Total	439	73.17%	161	26.83%

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable since no such divestments during the semi-annual period covered.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Recon Capital Series Trust

By (Signature and Title)	/s/ Garrett Paolella
Garrett Paolella,
President/Chief Executive Officer
(Principal Executive Officer)

Date	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett Paolella
Garrett Paolella,
President/Chief Executive Officer and
Treasurer/Chief Financial Officer
(Principal Executive Officer and Principal Financial Officer)

Date	June 28, 2016